OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS (Details) - BRL (R$) R$ in Thousands	Jul. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
Non standardized credit right investment, fair value at inception date	R$ 800,000
Obligations with FIDC		R$ 1,135,077	R$ 1,007,259